Share capital and reserves - Information on stock options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share capital and reserves
Number Outstanding	103,922
Average remaining Contractual Life		4 years 3 months
Ranges Of Exercise Prices For Outstanding Share Options Initial [Member]
Share capital and reserves
Exercise Price	$ 14.76
Number Outstanding	14,669
Number Exercisable	14,669
Expiry date	June 23, 2025
Average remaining Contractual Life	1 year 5 months 23 days
Ranges Of Exercise Prices For Outstanding Share Options One [Member]
Share capital and reserves
Exercise Price	$ 25.38
Number Outstanding	1,419
Number Exercisable	1,419
Expiry date	August 27, 2025
Average remaining Contractual Life	1 year 7 months 28 days
Ranges Of Exercise Prices For Outstanding Share Options Two [Member]
Share capital and reserves
Exercise Price	$ 29.61
Number Outstanding	6,624
Number Exercisable	6,624
Expiry date	January 11, 2026
Average remaining Contractual Life	2 years 10 days
Ranges Of Exercise Prices For Outstanding Share Options Three [Member]
Share capital and reserves
Exercise Price	$ 16.92
Number Outstanding	2,366
Number Exercisable	2,366
Expiry date	May 12, 2026
Average remaining Contractual Life	2 years 4 months 9 days
Ranges Of Exercise Prices For Outstanding Share Options Four [Member]
Share capital and reserves
Exercise Price	$ 21.69
Number Outstanding	4,732
Number Exercisable	3,811
Expiry date	July 14, 2026
Average remaining Contractual Life	2 years 6 months 14 days
Ranges Of Exercise Prices For Outstanding Share Options Five [Member]
Share capital and reserves
Exercise Price	$ 22.86
Number Outstanding	8,085
Number Exercisable	8,085
Expiry date	December 21, 2026
Average remaining Contractual Life	2 years 11 months 23 days
Ranges Of Exercise Prices For Outstanding Share Options Six [Member]
Share capital and reserves
Exercise Price	$ 22.86
Number Outstanding	11,940
Number Exercisable	7,628
Expiry date	January 12, 2027
Average remaining Contractual Life	3 years 14 days
Ranges Of Exercise Prices For Outstanding Share Options Seven [Member]
Share capital and reserves
Exercise Price	$ 14.40
Number Outstanding	40,533
Number Exercisable	35,265
Expiry date	June 6, 2027
Average remaining Contractual Life	3 years 5 months 4 days
Ranges Of Exercise Prices For Outstanding Share Options Eight [Member]
Share capital and reserves
Exercise Price	$ 12.42
Number Outstanding	5,554
Number Exercisable	2,005
Expiry date	November 25, 2027
Average remaining Contractual Life	3 years 10 months 24 days
Ranges Of Exercise Prices For Outstanding Share Options Nine [Member]
Share capital and reserves
Exercise Price	$ 2.90
Number Outstanding	8,000
Number Exercisable	8,000
Expiry date	December 31, 2028
Average remaining Contractual Life	5 years